Distribution Income from Operations, including Restructuring, by Geographical Area (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Segment Reporting Information [Line Items]
Income from operations	$ 81,912	$ 77,998	$ 173,632	$ 163,656
Income from operations excluding restructuring	94,402	85,751	186,122	171,409
Ireland
Segment Reporting Information [Line Items]
Income from operations	49,587	38,640	119,397	102,608
Income from operations excluding restructuring	62,077	46,393	131,887	110,361
Rest of Europe
Segment Reporting Information [Line Items]
Income from operations	11,658	8,899	16,826	12,598
Income from operations excluding restructuring	11,658	8,899	16,826	12,598
U.S.
Segment Reporting Information [Line Items]
Income from operations	14,703	26,248	26,505	36,747
Income from operations excluding restructuring	14,703	26,248	26,505	36,747
Rest of World
Segment Reporting Information [Line Items]
Income from operations	5,964	4,211	10,904	11,703
Income from operations excluding restructuring	$ 5,964	$ 4,211	$ 10,904	$ 11,703